Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2022
Inventories and pre-publication costs
Summary of inventories and pre-publication costs

	2021	2022
	£m	£m
Raw materials	2	3
Pre-publication costs	218	264
Finished goods	33	42
Total	253	309